Commitments, Contingent Liabilities and Litigation	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments, Contingent Liabilities and Litigation

7. Commitments, Contingent Liabilities and Litigation

We are subject to a variety of claims and lawsuits that arise from time to time in the ordinary course of business. Although management believes that any pending claims and lawsuits will not have a material impact on the Company’s consolidated financial position or results of operations, the adjudication of such matters are subject to inherent uncertainties and management’s assessment may change depending on future events.

Litigation

On November 14, 2022, a purported securities class action lawsuit was filed in the U.S. District Court for the District of Nevada against the Company and certain current and former members of its management team. The lawsuit is captioned Ezzes v. Vintage Wine Estates, Inc., et al. (“Ezzes“), and alleges that the defendants violated Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended, and Rule 10b-5 promulgated thereunder, by making material misstatements or omissions in certain of the Company's periodic reports filed with the SEC relating to, among other things, the Company’s business, operations, and prospects, including with respect to the Company’s inventory metrics and overhead burden. The lawsuit seeks an unspecified amount of damages and an award of attorney’s fees, in addition to other relief. On November 28, 2022, a second purported securities class action lawsuit, captioned Salbenblatt v. Vintage Wine Estates, Inc., et al. (“Salbenblatt”), was filed in the same court, containing similar claims and allegations, and seeking similar relief, as the Ezzes lawsuit. On February 14, 2023, the Court consolidated both actions and appointed the lead plaintiffs. The Salbenblatt action was transferred to and consolidated with the Ezzes action. On May 1, 2023, the lead plaintiffs filed a consolidated amended class action complaint (“amended complaint”). On June 30, 2023 defendants filed a motion to dismiss the amended complaint. The motion to dismiss was fully briefed on September 25, 2023, and is pending. The Company believes this litigation is without merit and intends to defend against it vigorously. However, litigation is inherently uncertain, and the Company is unable to predict the outcome of this litigation and is unable to estimate the range of loss, if any, that could result from an unfavorable outcome. The Company also cannot provide any assurance that the ultimate resolution of this litigation will not have a material adverse effect on our reputation, business, prospects, results of operations or financial condition.

The Company is involved in two disputes relating to an Asset Purchase Agreement (“APA”) and a related Non-Compete Agreement/Non-Solicitation Agreement (the “Non-Compete Agreement”) from a 2018 acquisition. Claimant has alleged that the Company did not make certain earnout payments allegedly due under the APA and has alleged that the Company misused alleged rights of publicity with respect to the brands in violation of the Non-Compete Agreement. On or about August 30, 2023, Claimants served a demand for arbitration on the Company. The Company paid the Claimant $0.4 million subsequent to September 30, 2023. At present, Claimants collectively have not quantified the total amount of their alleged damages for all claims; however based on information provided by Claimants, the Company would anticipate that any claim of damages would likely be at least approximately $3.0 million. The Company disputes both that any amounts in excess of the accrued earn-out liability of approximately $0.4 million for the dispute period are owed and that the Company misused the alleged rights of publicity. The Company intends to vigorously defend itself against the claims. At this time, in view of the complexity and ongoing nature of the matters, we are unable to reasonably estimate a possible loss or range of loss that the Company may incur to resolve these matters or defend against these claims.

The Company has received a complaint in California Superior Court alleging certain violations of California employment law and seeking class certification for certain current and former employees of the Company. The Company intends to defend the matter vigorously. The Company is unable to predict the outcome of this matter and is unable to estimate the range of loss, if any, that could result from an unfavorable outcome.

From time to time, the Company is subject to other legal proceedings, claims and litigation arising in the ordinary course of business. In addition, the Company may receive letters alleging infringement of patent or other intellectual property rights. The Company is not currently a party to any other material legal proceedings, nor is it aware of any pending or threatened litigation that, in the Company’s opinion, would have a material adverse effect on the business, operating results, cash flows or financial condition should such litigation be resolved unfavorably.

Indemnification Agreements

In the ordinary course of business, we may provide indemnification of varying scope and terms to vendors, lessors, customers and other parties with respect to certain matters including, but not limited to, losses arising out of breach of such agreements or from intellectual property infringement claims made by third parties. These indemnities include indemnities to our directors and officers to the maximum extent permitted under applicable state laws. The maximum potential amount of future payments we could be required to make under these indemnification agreements is, in many cases, unlimited. Historically, we have not incurred any significant costs as a result of such indemnifications.

Other Commitments

Contracts exist with various growers and certain wineries to supply a significant portion of our future grape and wine requirements. Contract amounts are subject to change based upon actual vineyard yields, grape quality and changes in grape prices. Estimated future minimum grape and bulk wine purchase commitments are as follows:

(in thousands)
Year ending June 30,	Total
Remainder of 2024	$25,969
2025	9,935
2026	3,786
2027	347
2028	264
$40,301

Grape, bulk wine and cider purchases under contracts totaled $12.8 million and $15.8 million for the three months ended September 30, 2023 and 2022, respectively. The Company expects to fulfill all of these purchase commitments.

14. Commitments, Contingent Liabilities and Litigation

We are subject to a variety of claims and lawsuits that arise from time to time in the ordinary course of business. Although management believes that any pending claims and lawsuits will not have a material impact on the Company’s consolidated financial position or results of operations, the adjudication of such matters are subject to inherent uncertainties and management’s assessment may change depending on future events.

Litigation

On November 14, 2022, a purported securities class action lawsuit was filed in the U.S. District Court for the District of Nevada against the Company and certain current and former members of its management team. The lawsuit is captioned Ezzes v. Vintage Wine Estates, Inc., et al. (“Ezzes“), and alleges that the defendants violated Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended, and Rule 10b-5 promulgated thereunder, by making material misstatements or omissions in certain of the Company's periodic reports filed with the SEC relating to, among other things, the Company’s business, operations, and prospects, including with respect to the Company’s inventory metrics and overhead burden. The lawsuit seeks an unspecified amount of damages and an award of attorney’s fees, in addition to other relief. On November 28, 2022, a second purported securities class action lawsuit, captioned Salbenblatt v. Vintage Wine Estates, Inc., et al. (“Salbenblatt”), was filed in the same court, containing similar claims and allegations, and seeking similar relief, as the Ezzes lawsuit. On February 14, 2023, the Court consolidated both actions and appointed the lead plaintiffs. The Salbenblatt action was transferred to and consolidated with the Ezzes action. On May 1, 2023, the lead plaintiffs filed a consolidated amended class action complaint (“amended complaint”). On June 30, 2023 defendants filed a motion to dismiss the amended complaint. The motion to dismiss was fully briefed on September 25, 2023, and is pending. The Company believes this litigation is without merit and intends to defend against it vigorously. However, litigation is inherently uncertain, and the Company is unable to predict the outcome of this litigation and is unable to estimate the range of loss, if any, that could result from an unfavorable outcome. The Company also cannot provide any assurance that the ultimate resolution of this litigation will not have a material adverse effect on our reputation, business, prospects, results of operations or financial condition.

The Company is involved in two disputes relating to an Asset Purchase Agreement (“APA”) and a related Non-Compete Agreement/Non-Solicitation Agreement (the “Non-Compete Agreement”) from a 2018 acquisition. Claimant has alleged that the Company did not make certain earnout payments allegedly due under the APA and has alleged that the Company misused alleged rights of publicity with respect to the brands in violation of the Non-Compete Agreement. On or about August 30, 2023, Claimants served a demand for arbitration on the Company. At present, Claimants collectively have not quantified the total amount of their alleged damages for all claims; however based on information provided by Claimants, the Company would anticipate that any claim of damages would likely be at least approximately $3.0 million. The Company disputes both that any amounts in excess of the accrued earn-out liability of approximately $0.4 million for the dispute period are owed and that the Company misused the alleged rights of publicity. The Company intends to vigorously defend itself against the claims. At this time, in view of the complexity and ongoing nature of the matters, we are unable to reasonably estimate a possible loss or range of loss that the Company may incur to resolve these matters or defend against these claims.

From time to time, the Company may become subject to other legal proceedings, claims and litigation arising in the ordinary course of business. In addition, the Company may receive letters alleging infringement of patent or other intellectual property rights. The Company is not currently a party to any other material legal proceedings, nor is it aware of any pending or threatened litigation that, in the Company’s opinion, would have a material adverse effect on the business, operating results, cash flows or financial condition should such litigation be resolved unfavorably.

Indemnification Agreements

In the ordinary course of business, we may provide indemnification of varying scope and terms to vendors, lessors, customers and other parties with respect to certain matters including, but not limited to, losses arising out of breach of such agreements or from intellectual property infringement claims made by third parties. These indemnities include indemnities to our directors and officers to the maximum extent permitted under applicable state laws. The maximum potential amount of future payments we could be required to make under these indemnification agreements is, in many cases, unlimited. Historically, we have not incurred any significant costs as a result of such indemnifications.

Other Commitments

Contracts exist with various growers and certain wineries to supply a significant portion of our future grape and wine requirements. Contract amounts are subject to change based upon actual vineyard yields, grape quality and changes in grape prices. Estimated future minimum grape and bulk wine purchase commitments are as follows:

(in thousands)	Total
2024	31,693
2025	8,433
2026	3,786
2027	347
2028	264
$44,523

Grape, bulk wine and cider purchases under contracts totaled $49.4 million and $41.7 million for the years ended June 30, 2023 and 2022, respectively. The Company expects to fulfill all of these purchase commitments.